Alger Global Equity Fund Expense Example - Class A C Shares [Member] - Alger Global Equity Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 641
Expense Example, with Redemption, 3 Years	1,020
Expense Example, with Redemption, 5 Years	1,491
Expense Example, with Redemption, 10 Years	2,790
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	328
Expense Example, with Redemption, 3 Years	809
Expense Example, with Redemption, 5 Years	1,468
Expense Example, with Redemption, 10 Years	$ 3,235